Marketable Securities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Fair value at beginning of period	$ 177,945	$ 287,638
Increase (decrease) in fair value	2,170	(109,693)
Fair value at balance sheet date	$ 180,115	$ 177,945